IMPAIRMENT REVERSAL OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
IMPAIRMENT REVERSAL OF FINANCIAL ASSETS
Schedule of reversals of impairments of financial assets

In € thousand	2025	2024	2023
Reversal of receivables from the Silicon Group	—	—	21,375
Reversal of impairment of shareholder loan (included in trade and other receivables)	—	—	1,418
Other	—	20	(97)
Total	—	20	22,696